Summary of Organization and Significant Accounting Policies - Schedule of Contingent Consideration Obligations Measured at Fair Value (Detail) - Summit Materials, LLC [Member] - USD ($) $ in Thousands	Jan. 02, 2016	Dec. 27, 2014
Business Acquisition, Contingent Consideration [Line Items]
Contingent consideration	$ 4,918	$ 2,375
Cash flow hedge	224
Contingent consideration	2,475	$ 5,379
Cash flow hedge	$ 681